Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 31, 2012
SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Schneider Value Fund (the "Fund") seeks long-term capital growth by investing primarily in common stocks of companies that have a market capitalization of $1 billion or greater and which Schneider Capital Management
Company (the "Adviser") believes are undervalued. There can be no guarantee that
		the Fund will achieve its investment objective.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
		55.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 65% of the Fund's net assets (including borrowings for investment purposes) will be invested in companies with capitalizations, of at least $1 billion or greater. The Adviser examines various factors in determining the value characteristics of such companies including price-to-book value ratios and price-to-earnings ratios. The Fund invests primarily in common stock of companies the Adviser believes are undervalued.
The fund may invest in convertible securities without regard to their credit ratings. The Fund may also invest up to 20% of the value of its net assets in
		securities of foreign issuers, including American Depositary Receipts ("ADRs").
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	o The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer, and any call provision.

o Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

o Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
		dollar may affect the value of the Fund's investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results.
Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is
		available at www.schneidercap.com or 1-888-520-3277.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-520-3277
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.schneidercap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Performance (for
the periods reflected in the chart above):

Best Quarter: 27.80% (Qtr. ended September
30, 2009)
Worst Quarter: (29.81)% (Qtr. ended December
31, 2008)
Year-to-date total return for the nine
		months ended September 30, 2012: 10.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below compares the Fund's average annual total returns for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an
		indication of how the Fund will perform in the future.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 90 days, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
Less Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Net expenses	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,508
Annual Return 2003	rr_AnnualReturn2003	57.85%
Annual Return 2004	rr_AnnualReturn2004	24.72%
Annual Return 2005	rr_AnnualReturn2005	4.43%
Annual Return 2006	rr_AnnualReturn2006	23.34%
Annual Return 2007	rr_AnnualReturn2007	(0.33%)
Annual Return 2008	rr_AnnualReturn2008	(54.95%)
Annual Return 2009	rr_AnnualReturn2009	39.18%
Annual Return 2010	rr_AnnualReturn2010	17.79%
Annual Return 2011	rr_AnnualReturn2011	(17.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.81%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.62%)
5 Years	rr_AverageAnnualReturnYear05	(9.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions	[2]
1 Year	rr_AverageAnnualReturnYear01	(17.77%)
5 Years	rr_AverageAnnualReturnYear05	(10.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.46%)
5 Years	rr_AverageAnnualReturnYear05	(8.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002

[1]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 0.90%. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.90%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2013 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").